Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Year Ended June 30,
	2018	2017
Cash paid for interest	$1,643	$1,108
Cash paid for Federal income taxes	730	300
Non-cash transactions:
Transfer from loans to repossessed assets	—	113
Transfer from loans held for sale to portfolio	253	342
Issuance of treasury stock for stock awards	90	—
Expired and forfeited dividend reinvestment plan shares associated with restricted stock awards that were retired to treasury stock	4	4